Submission	Nov. 13, 2025
Submission [Line Items]
Central Index Key	0001699031
Registrant Name	GRAIL, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A